Restatement (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Liabilities	$ 13,066	$ 13,392	$ 9,684	$ 19,476	$ 18,246	$ 17,991
Total stockholders deficiency	(9,214)	(4,603)	(5,407)	(15,145)	(14,272)	(11,674)	(14,471)
Total liabilities and stockholders deficiency	3,852	8,789	4,277	4,331	3,974	6,317
Scenario, Previously Reported [Member]
Total Liabilities			11,090	15,984	13,156
Total stockholders deficiency			(6,813)	(11,653)	(9,182)
Total liabilities and stockholders deficiency			$ 4,277	$ 4,331	$ 3,974